SUMMARY OF CHANGES IN WARRANT LIABILITIES (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Warrant liability, Balance	$ 39,116	$ 198,479
Change in fair value of warrant liability	(6,652)	(159,363)
Warrant liability, Balance	$ 32,464	$ 39,116